Operating Revenues - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred income	$ 18,510	$ 11,604
Revenue, performance obligation, description of timing	the Company’s 45 operated vessels, were subject to time charters, 19 of which will expire within one year, two of which will expire within three years, and five which will expire after more than five years from the balance sheet date.	the Company’s 38 operated vessels, were subject to time charters, 11 of which will expire within one year, six which will expire within three years, and two of which will expire after more than five years from the balance sheet date
Accounts Receivable Net	$ 31,906	$ 14,451
Accounting Standards Update 2014-09 [Member]
Contract Assets	4,500	8,400
Contracts Of Affreightment [Member]
Deferred income	1,300	11,400
Accounts Receivable Net	4,200	3,300
Voyage Charters [Member]
Deferred income	1,500	1,600
Accounts Receivable Net	3,300	11,100
Cargo Commences [Member]
Contract Costs Incurred In Advance	600	1,500
Cargo Commences [Member] | Accounting Standards Update 2014-09 [Member]
Deferred income	$ 17,000	$ 10,000